INTEREST IN JOINT VENTURES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Unrecognised share of losses of joint ventures	$ 5,000	$ 31,000	$ 2,476,000